Consolidated Balance Sheets (Audited) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 1,748,051	$ 1,309,929
Account receivables, net	1,105,953	1,184,130
Prepayment, deposits and other receivables	260,380	131,869
Contract assets	159,867	14,364
Tax assets	99,094	280,354
Total current assets	3,448,269	2,924,455
Non-current Assets
Right-of-use assets, net	583,610	615,444
Property, plant and equipment, net	714,685	614,673
Deferred tax assets		324
Investment in associates	8,250	7,944
Total non-current assets	1,306,545	1,238,385
TOTAL ASSETS	4,754,814	4,162,840
Current liabilities
Accrued liabilities and other payables	502,712	317,753
Contract liabilities	734,475	514,903
Income tax payable	71,269	60,483
Finance lease liability – current portion	15,972
Operating lease liability – current portion	60,689	64,787
Total current liabilities	1,610,855	1,143,240
Non-current liabilities
Finance lease liability – non-current portion	28,169
Operating lease liability – non-current portion	522,921	550,657
Deferred tax liabilities	8,212	4,991
Total non-current liabilities	577,793	555,648
TOTAL LIABILITIES	2,188,648	1,698,888
STOCKHOLDERS’ EQUITY
Preferred shares, $0.0001 par value; 200,000,000 shares authorized; None issued and outstanding
Common stock, $0.0001 par value; 600,000,000 shares authorized; 81,915,838 and 81,551,838 shares issued and outstanding as of December 31, 2025 and December 31, 2024	8,192	8,155
Additional paid-in capital	10,795,250	10,467,687
Share subscriptions received in advance		318,600
Accumulated other comprehensive loss	(58,383)	(271,870)
Accumulated deficit	(8,124,933)	(8,039,600)
Non-controlling interest	(53,960)	(19,020)
TOTAL STOCKHOLDERS’ EQUITY	2,566,166	2,463,952
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	4,754,814	4,162,840
Related Party
Current assets
Amount due from related parties (including $42,672 of amount due from associate as of December 31, 2025)	74,924	3,809
Current liabilities
Account payables (including $22,026 and $19,984 of account payable to related party as of December 31, 2025 and 2024, respectively)	155,051	39,296
Director
Current liabilities
Amount due to director	70,687	146,018
Non-current liabilities
Amount due to director – non-current portion	$ 18,491